Financial instruments - additional disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	$ 10,397	$ 9,658
Cash and cash equivalents [member] | Financial assets at fair value through other comprehensive income, category [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	2,010
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	5,980	1,173
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale marketable securities [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	2,741	26
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets	34	36
Financial assets at fair value, class [member] | Financial assets at fair value through other comprehensive income, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	1,195	1,111
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1,772	1,827
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Contingent consideration receivables [member]
Disclosure of financial assets [line items]
Financial assets	641	625
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Associated companies at fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial assets	192	211
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	105	159
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Equity securities [member]
Disclosure of financial assets [line items]
Financial assets	468	466
Financial assets at fair value, class [member] | Financial assets at fair value through profit or loss, category [member] | Available-for-sale long-term financial investments [member] | Fund investments [member]
Disclosure of financial assets [line items]
Financial assets	366	366
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	32,492	20,744
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	8,005	8,217
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Other current assets [member]
Disclosure of financial assets [line items]
Financial assets	793	963
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Time deposits with original maturity more than 90 days [member]
Disclosure of financial assets [line items]
Financial assets	12,965	1,609
Financial assets at amortised cost, class [member] | Financial assets at amortised cost, category [member] | Long-term loans and receivables from customers and finance lease, advances, security deposits [member]
Disclosure of financial assets [line items]
Financial assets	$ 332	$ 297